Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Under our Equity Award Grant Policy, grants of equity awards to our executives are approved and effective as follows:
•Annual equity awards (if any) for our employees, including our executives, are generally approved by our Compensation Committee at a regularly scheduled meeting, which occurs after the public release of year-end earnings. Such awards are effective on the date of approval or, for administrative reasons, shortly thereafter;
•New hire, promotion, retention and other special or ad hoc awards for our executive officers are generally approved by our Compensation Committee. New hire or promotion awards for executive officers are effective on the first trading day of the month following both the date of hire or promotion and the date of approval. Retention and other special or ad hoc awards for our executive officers are effective on the first trading day of the month following approval;
•Stock options are granted with an exercise price equal to the closing price of our common stock on the date of grant; and
•Prior to approving any equity awards, including stock options, our Compensation Committee may consider the possible impact of any material nonpublic information on the value of such equity awards; our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based on equity award grant dates.

Award Timing Method	Annual equity awards (if any) for our employees, including our executives, are generally approved by our Compensation Committee at a regularly scheduled meeting, which occurs after the public release of year-end earnings. Such awards are effective on the date of approval or, for administrative reasons, shortly thereafter;
•New hire, promotion, retention and other special or ad hoc awards for our executive officers are generally approved by our Compensation Committee. New hire or promotion awards for executive officers are effective on the first trading day of the month following both the date of hire or promotion and the date of approval. Retention and other special or ad hoc awards for our executive officers are effective on the first trading day of the month following approval;
•Stock options are granted with an exercise price equal to the closing price of our common stock on the date of grant; and

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Annual equity awards (if any) for our employees, including our executives, are generally approved by our Compensation Committee at a regularly scheduled meeting, which occurs after the public release of year-end earnings. Such awards are effective on the date of approval or, for administrative reasons, shortly thereafter;
•New hire, promotion, retention and other special or ad hoc awards for our executive officers are generally approved by our Compensation Committee. New hire or promotion awards for executive officers are effective on the first trading day of the month following both the date of hire or promotion and the date of approval. Retention and other special or ad hoc awards for our executive officers are effective on the first trading day of the month following approval;
•Stock options are granted with an exercise price equal to the closing price of our common stock on the date of grant; and
•Prior to approving any equity awards, including stock options, our Compensation Committee may consider the possible impact of any material nonpublic information on the value of such equity awards; our Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, and the Company does not time the release of material nonpublic information based on equity award grant dates.

MNPI Disclosure Timed for Compensation Value	false